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                                 AMSOUTH FUNDS

        SUPPLEMENT TO THE DECEMBER 1, 2001 PROSPECTUS (CLASSES A AND B)

     All Funds may now engage in securities lending - a management technique intended to generate additional revenue for a fund without changing the fundamental risk characteristics of that fund's portfolio. Further information, including information on risks, is contained in the Prospectus and the Statement of Additional Information.

     Shareholders should retain this Supplement with the Prospectus for future reference.